Implementation of IFRS16 Leases (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities [abstract]
Operating lease commitments (IAS 17) per 31.12.2018		$ 8,253
Short term leases and leases expiring during 2019	$ (666)
Non-lease components	(1,469)
Commitments related to leases not yet commenced	(2,116)
Leases reported gross vs net	711
Operating Lease Discount Value	(485)
Finance leases (IAS 17) included in the balance sheet at 31 December 2018		$ 432	$ 478
Lease liability to be reported under IFRS 16 per 1.1.2019	4,660
Additions to right-of-use assets	4,200
Additions in lease liabilities	$ 4,200